Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000228389 | Internet
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000228389 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000228389 | Auto Parts & Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000228389 | Banks
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000228389 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000228389 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000228389 | Computers
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000228389 | Home Furnishings
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000228389 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000228389 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000228389 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000228389 | Retail
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000228389 | Mining
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000228389 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000228389 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000228388 | Internet
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000228388 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000228388 | Auto Parts & Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000228388 | Banks
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000228388 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000228388 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000228388 | Computers
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000228388 | Home Furnishings
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000228388 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000228388 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000228388 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000228388 | Retail
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000228388 | Mining
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000228388 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000228388 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000018471 | Internet
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000018471 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000018471 | Auto Parts & Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018471 | Banks
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000018471 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000018471 | Home Furnishings
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018471 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018471 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000018471 | Retail
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018471 | Mining
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018471 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000018471 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000018471 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000018471 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000018471 | Diversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000157006 | Internet
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000157006 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000157006 | Auto Parts & Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000157006 | Banks
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000157006 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000157006 | Home Furnishings
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000157006 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000157006 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000157006 | Retail
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000157006 | Mining
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000157006 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000157006 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000157006 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000157006 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000157006 | Diversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018472 | Internet
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000018472 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000018472 | Auto Parts & Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018472 | Banks
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000018472 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000018472 | Home Furnishings
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018472 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018472 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000018472 | Retail
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018472 | Mining
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018472 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000018472 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000018472 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000018472 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000018472 | Diversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000186027 | Internet
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000186027 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000186027 | Auto Parts & Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000186027 | Banks
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000186027 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000186027 | Home Furnishings
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000186027 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000186027 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000186027 | Retail
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000186027 | Mining
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000186027 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000186027 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000186027 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000186027 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000186027 | Diversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000186026 | Internet
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000186026 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000186026 | Auto Parts & Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000186026 | Banks
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000186026 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000186026 | Home Furnishings
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000186026 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000186026 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000186026 | Retail
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000186026 | Mining
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000186026 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000186026 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000186026 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000186026 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000186026 | Diversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000233007 | Internet
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000233007 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000233007 | Banks
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000233007 | Computers
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000233007 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000233007 | Retail
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000233007 | Mining
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000233007 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000233007 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000233007 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000233007 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000233007 | Diversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000233007 | Miscellaneous Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000233007 | Electric
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000233007 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000233008 | Internet
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000233008 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000233008 | Banks
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000233008 | Computers
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000233008 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000233008 | Retail
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000233008 | Mining
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000233008 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000233008 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000233008 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000233008 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000233008 | Diversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000233008 | Miscellaneous Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000233008 | Electric
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000233008 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000078432 | Internet
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000078432 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000078432 | Banks
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000078432 | Retail
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000078432 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000078432 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000078432 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000078432 | Diversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000078432 | Software
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000078432 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000078432 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000078432 | Healthcare - Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000078432 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000078432 | Machinery - Diversified
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000078432 | Metal Fabricate/Hardware
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000186034 | Internet
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000186034 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000186034 | Banks
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000186034 | Retail
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000186034 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000186034 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000186034 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000186034 | Diversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000186034 | Software
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000186034 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000186034 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000186034 | Healthcare - Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000186034 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186034 | Machinery - Diversified
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000186034 | Metal Fabricate/Hardware
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000186035 | Internet
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000186035 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000186035 | Banks
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000186035 | Retail
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000186035 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000186035 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000186035 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000186035 | Diversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000186035 | Software
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000186035 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000186035 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000186035 | Healthcare - Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000186035 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186035 | Machinery - Diversified
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000186035 | Metal Fabricate/Hardware
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000034445 | Internet
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000034445 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000034445 | Banks
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000034445 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000034445 | Home Furnishings
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000034445 | Mining
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000034445 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000034445 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000034445 | Diversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000034445 | Software
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000034445 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000034445 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000034445 | Machinery - Diversified
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000034445 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000034445 | Food
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000034446 | Internet
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000034446 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000034446 | Banks
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000034446 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000034446 | Home Furnishings
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000034446 | Mining
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000034446 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000034446 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000034446 | Diversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000034446 | Software
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000034446 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000034446 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000034446 | Machinery - Diversified
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000034446 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000034446 | Food
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000186029 | Internet
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000186029 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000186029 | Banks
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000186029 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000186029 | Home Furnishings
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000186029 | Mining
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000186029 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000186029 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000186029 | Diversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000186029 | Software
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000186029 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000186029 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000186029 | Machinery - Diversified
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000186029 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000186029 | Food
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000186028 | Internet
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000186028 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000186028 | Banks
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000186028 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000186028 | Home Furnishings
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000186028 | Mining
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000186028 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000186028 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000186028 | Diversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000186028 | Software
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000186028 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000186028 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000186028 | Machinery - Diversified
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000186028 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000186028 | Food
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000034448 | Internet
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000034448 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000034448 | Banks
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000034448 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000034448 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000034448 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000034448 | Software
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000034448 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000034448 | Healthcare - Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000034448 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000034448 | Machinery - Diversified
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000034448 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000034448 | Cosmetics/Personal Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000034448 | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000034448 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000034449 | Internet
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000034449 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000034449 | Banks
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000034449 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000034449 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000034449 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000034449 | Software
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000034449 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000034449 | Healthcare - Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000034449 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000034449 | Machinery - Diversified
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000034449 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000034449 | Cosmetics/Personal Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000034449 | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000034449 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000078439 | Internet
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000078439 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000078439 | Banks
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000078439 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000078439 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000078439 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000078439 | Software
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000078439 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000078439 | Healthcare - Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000078439 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000078439 | Machinery - Diversified
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000078439 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000078439 | Cosmetics/Personal Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000078439 | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000078439 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000116267 | Internet
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000116267 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000116267 | Banks
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000116267 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000116267 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000116267 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000116267 | Software
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000116267 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000116267 | Healthcare - Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000116267 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000116267 | Machinery - Diversified
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000116267 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000116267 | Cosmetics/Personal Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000116267 | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000116267 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000186031 | Internet
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000186031 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000186031 | Banks
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000186031 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000186031 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000186031 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000186031 | Software
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000186031 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000186031 | Healthcare - Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000186031 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000186031 | Machinery - Diversified
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000186031 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000186031 | Cosmetics/Personal Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000186031 | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000186031 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000186030 | Internet
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000186030 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000186030 | Banks
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000186030 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000186030 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000186030 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000186030 | Software
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000186030 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000186030 | Healthcare - Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000186030 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000186030 | Machinery - Diversified
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000186030 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000186030 | Cosmetics/Personal Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000186030 | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000186030 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000186037 | Internet
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000186037 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000186037 | Home Furnishings
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000186037 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000186037 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000186037 | Diversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000186037 | Miscellaneous Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000186037 | Software
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000186037 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000186037 | Healthcare - Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000186037 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000186037 | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000186037 | Healthcare - Products
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000186037 | Distribution/Wholesale
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000186037 | Media
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000186036 | Internet
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000186036 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000186036 | Home Furnishings
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000186036 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000186036 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000186036 | Diversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000186036 | Miscellaneous Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000186036 | Software
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000186036 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000186036 | Healthcare - Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000186036 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000186036 | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000186036 | Healthcare - Products
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000186036 | Distribution/Wholesale
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000186036 | Media
Holdings [Line Items]
Percent of Net Asset Value	1.70%